Annual Total Returns[BarChart] - ProShares UltraShort FTSE China 50 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.02%	(42.13%)	(12.87%)	(30.91%)	(0.73%)	(18.99%)	(49.78%)	12.45%	(28.92%)	(39.53%)